SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLANS
20.	SHARE OPTION PLANS

The 2003 Plan

The Company’s 2003 Plan (the “2003 Plan”) allows the Company to issue options to employees and directors to acquire 2,574,400 of the Company’s ordinary shares. The 2003 Plan will expire on November 7, 2013.

As of December 31, 2011 and 2012, options to purchase 1,106,279 and 1,095,279 ordinary shares were outstanding, respectively, under the 2003 Plan. As of December 31, 2011 and 2012, there were 628,929 and 627,429 options, respectively, available under the 2003 Plan for future grants.

The 2004 Plan (as amended)

Under the Amended and Restated 2004 Plan (the “2004 Plan, as amended”), the Company may grant options to its employees that are exercisable for up to 4.3 million ordinary shares at prices to be determined by the Company’s Board of Directors. The 2004 Plan, as amended, also permits the Company to grant share appreciation rights, restricted share awards, and performance awards. The 2004 Plan, as amended, will automatically terminate in ten years from the date of adoption unless the Company terminates it earlier.

On February 10, 2010, Ninetowns granted options to certain employees to purchase 976,500 ordinary shares at an exercise price of RMB11 (US$1.6) per ordinary share, which was the average closing fair market value of the Company’s ordinary shares for the month before the grant date. The options will vest over four years at 25% per year from the grant date. Any options granted but not exercised will expire on February 10, 2020.

There were no options granted in 2011 and 2012 under the 2004 Plan, as amended.

As of December 31, 2011 and 2012, options to purchase 2,605,506 and 2,509,873 ordinary shares were outstanding, respectively.

The fair value of the option awards granted in 2010 was estimated on the respective dates of grant using a dividend adjusted Black - Scholes pricing model that uses the assumptions noted in the following table:

Options grants
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6.25 years
Weighted average volatility rate	63%
Weighted average dividend yield	0%

The risk-free rate of interest was based on the market yield of China Sovereign Bond Denominated in USD with maturity nearest to the expected term as of the valuation date. No dividend is expected to be paid in the future. The expected life of the option is derived using the mid-point method, which is calculated as the period between the grant date and the expected exercise date.

On February 10, 2010, Ninetowns granted 585,771 nonvested shares to certain employees that vest over one year at 25% per three month period from the grant date.

As of December 31, 2011, 92,304 nonvested shares were outstanding. As of December 31, 2012, no nonvested shares were outstanding.

As of December 31, 2011 and 2012, 698,441 and 797,824 share-based instruments were available under the 2004 Plan, as amended, for future grants.

The 2006 Plan

In December 2005, the Company’s shareholders approved the 2006 stock incentive plan (the “2006 Plan”) which allows the Company to offer a variety of share-based awards to employees and employees of the Company’s affiliates and subsidiaries including share options, restricted shares, and other similar awards. The exercise price must be at least equal to 100% of the fair market value of the ordinary shares on the grant date. The 2006 Plan will be automatically terminated in 2015.

On February 10, 2010, Ninetowns granted 2,213,824 nonvested shares to certain employees. 1,443,912 nonvested shares vest over one year at 25% per three month period from the grant date, and 769,912 nonvested shares vest over four years at 25% per year from the grant date.

As of December 31, 2011 and 2012, 577,434 and 384,956 nonvested shares were outstanding.

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2010		2011		2012
Share options	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number average of options	Weighted exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	3,320,311	25	4,124,472	22	3,711,785	22
Granted	976,500	11	—	—	—	—
Exercised	—	—	—	—	—	—
Cancelled	(172,339)	18	(425,187)	28	(106,633)	18
Adjustment	—	—	12,500	26	—	—

Outstanding at end of year	4,124,472	22	3,711,785	22	3,605,152	26

Exercisable at end of year	2,125,918	33	2,439,744	27	2,934,952	24

Nonvested Option	Number of option	Weighted-average exercise price
		RMB
Nonvested at January 1, 2012	1,259,541	11
Granted	—	—
Vested	(549,441)	11
Cancelled	(39,900)	11

Nonvested at December 31, 2012	670,200	11

Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2012	669,738	12
Granted	—	—
Vested	(281,031)	14
Forfeited	(3,751)	21

Nonvested at December 31, 2012	384,956	11

The total intrinsic value of options exercised during each of the years ended December 31, 2010, 2011, and 2012 was RMB nil. As of December 31, 2012, the aggregate intrinsic value of both options outstanding and options exercisable was RMB382.

The outstanding options as of December 31, 2012 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life	Fair value per share at grant date	Weighted average exercise price	Number exercisable	Weighted average exercise price
			(RMB)		(RMB)
1,095,279	0.875	RMB0.297 (HK$0.286)	26	1,095,279	26
361,859	2.167	RMB40.42 (US$4.896)	71	361,859	71
151,714	5.099	RMB11.63 (US$1.619)	22	151,714	22
1,311,800	6.496	RMB6.49 (US$0.947)	10	983,850	10
684,500	8.083	RMB6.72 (US$0.991)	11	342,250	11

3,605,152	5		22	2,934,952	24

As of December 31, 2012, the unrecognized share-based compensation cost related to options was approximately RMB523 and is expected to be recognized over a weighted average vesting period of 0.8 years. As of December 31, 2012, the unrecognized share-based compensation cost related to nonvested share-based compensation arrangements was approximately RMB602 and is expected to be recognized over a weighted-average vesting period of 1.1 years.

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	8	21	(13)	(2)
Sales and marketing	607	347	11	2
General and administrative	26,741	4,127	900	144
Research and development	4,354	2,632	1,178	189

Total share-based compensation expense	31,710	7,127	2,076	333

At December 31, 2012, 976,542 of the Company’s ordinary shares were reserved for future share option exercises.